Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
Fiscal year ending March 31, 2017	¥ 237,761
Fiscal year ending March 31, 2018	204,469
Fiscal year ending March 31, 2019	165,748
Fiscal year ending March 31, 2020	128,532
Fiscal year ending March 31, 2021	¥ 86,670